Leases (Tables)	6 Months Ended
Mar. 31, 2024
Leases
Summary of supplemental balance sheet information related to operating leases
	As of	As of
	March 31,	September 30,
	2024	2023
Right-of-use assets under operating leases	$474,355	$516,459

Operating lease liabilities, current	53,132	69,062
Operating lease liabilities, non-current	436,542	458,617
Total operating lease liabilities	$489,674	$527,679

Summary of maturities of operating lease liabilities
As of
March 31,
For the remaining months of fiscal 2024	2024
Fiscal 2024	$50,684
Fiscal 2025	100,012
Fiscal 2026	100,012
Fiscal 2027	100,012
Fiscal 2028	89,361
Thereafter	245,262
Total Future minimum lease payments	685,343
Less: Imputed interest	(195,669)
Total	$489,674